CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Hardware and other	$ 71,393	$ 150,432
Services	14,902	7,334
REVENUE	86,295	157,766
COST OF SALES
Hardware and other	58,991	123,950
Services	8,917	3,051
Inventory provision	4,416	2,771
Total Cost of Sales	72,324	129,772
Gross profit	13,971	27,994
EXPENSES
Research and development	13,406	18,657
Selling and marketing	10,572	13,975
General and administrative	13,798	15,085
TOTAL EXPENSES	37,776	47,717
Loss before other items	(23,805)	(19,723)
Goodwill impairment	(11,927)
Restructuring costs	(1,549)	0
Amortization of intangible assets	(577)	(1,188)
Accretion expense	(205)	(168)
Interest expense	(2,014)	(1,557)
Warrant issuance expenses		(221)
Gain on change in estimate		67
Gain on sale of fixed assets		18
Fair value adjustment - warrant liability	1,119	2,007
Foreign exchange (loss) gain	(331)	846
Loss before income taxes	(39,289)	(19,919)
Income tax expense	2,275	717
Net loss and comprehensive loss	(41,564)	(20,636)
Net income attributable to non-controlling interest	(740)	(884)
Net loss and comprehensive loss attributable to shareholders	$ (42,304)	$ (21,520)
Net loss and comprehensive loss per share
Basic and diluted	$ (14.01)	$ (7.90)
Weighted average shares outstanding
Basic and diluted	3,019,259	2,724,467